Trade Receivables, Net - Transfer of Financial Asset (Parenthetical) (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Citi Bank Taiwan Limited [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Promissory notes issued	$ 2,000	$ 2,000